Statements Of Financial Condition	Dec. 31, 2015 USD ($) $ / item	Dec. 31, 2014 USD ($) $ / item
ASSETS:
Investments in U.S. Treasury notes – at fair value (amortized cost $36,557,560 and $27,555,881)	$ 36,536,889	$ 27,560,017
Net unrealized appreciation on open futures and forward currency contracts	4,388,065	2,573,582
Due from brokers	7,458,565	6,118,430
Cash denominated in foreign currencies (cost $5,080,323 and $2,849,059)	5,003,029	2,621,704
Total equity in trading accounts	53,386,548	38,873,733
INVESTMENTS IN U.S. TREASURY NOTES – at fair value (amortized cost $148,952,529 and $190,875,374)	148,800,124	190,874,789
CASH AND CASH EQUIVALENTS	11,740,322	16,954,930
ACCRUED INTEREST RECEIVABLE	295,838	188,240
TOTAL	214,222,832	246,891,692
LIABILITIES:
Subscriptions by Unitholders received in advance	572,663	470,000
Net unrealized depreciation on open futures and forward currency contracts	128,211	684,078
Accrued brokerage fees	1,030,173	1,188,401
Accrued management fees	32,662	30,904
Redemptions payable to Unitholders	2,561,637	2,807,481
Redemption payable to Managing Owner	828,683	719,598
Accrued expenses	222,847	190,677
Cash denominated in foreign currencies (cost $0 and $195,152)		211,347
Total liabilities	5,376,876	6,302,486
TRUST CAPITAL:
Total trust capital	208,845,956	240,589,206
TOTAL:	214,222,832	246,891,692
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	5,368,725	5,496,789
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 180,146,458	$ 213,611,159
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,091.87	1,071.85
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 53,412	$ 50,872
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,365.30	1,300.38
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 19,275,026	$ 18,216,525
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,383.72	1,315.44
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 4,002,335	$ 3,213,861
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,574.68	1,450.17